Net Operating Revenue (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gross operating revenues	R$ 29,647,019
(-) Pis/Pasep and Cofins	(2,477,418)
(-) ICMS (VAT)	(2,733,900)
(-) Service tax (ISSQN)	(4,087)
Electricity Sales To Final Customers [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	10,384,872	R$ 11,392,957	R$ 12,296,456
(-) Pis/Pasep and Cofins	(846,531)
(-) ICMS (VAT)	(1,234,983)
(-) Service tax (ISSQN)
Consumers Power Distribution [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	6,779,582	7,962,325
Free Consumers [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	2,723,661	2,692,303	2,203,320
Donations And Grants [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	881,629	738,329	671,752
Electricity Sales To Distributors [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	4,235,612	4,534,515	4,529,478
(-) Pis/Pasep and Cofins	(553,593)
(-) ICMS (VAT)	(17,038)
(-) Service tax (ISSQN)
Bilateral Contracts [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	2,112,486	2,923,509	2,390,859
Regulated Contracts [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	1,582,836	1,033,405	1,026,124
Electric Energy Trade Chamber CCEE [member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	425,920	459,162	978,013
Effective Interest Grant Bonus [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	114,370	118,439	134,482
Use Of The Main Distribution And Transmission Grid [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	10,930,593	9,843,657	10,088,231
(-) Pis/Pasep and Cofins	(913,793)
(-) ICMS (VAT)	(1,481,845)
(-) Service tax (ISSQN)
Consumers [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	10,058,379	8,936,568
Concessionaires And Generators One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	106,564	86,160	79,493
Operating And Maintenance Income O And M And Interest Income One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	765,650	820,929	1,071,975
Construction Income [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	2,333,787	2,164,134	1,940,337
(-) Pis/Pasep and Cofins
(-) ICMS (VAT)
(-) Service tax (ISSQN)
Power Distribution Service Concession [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	2,234,542	2,048,022	1,700,889
Power Transmission Concession [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	99,245	116,112	239,448
Fair Value Of Assets From The Indemnity For The Concession [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	62,167	79,169	108,733
(-) Pis/Pasep and Cofins
(-) ICMS (VAT)
(-) Service tax (ISSQN)
Sectorial Financial Assets And Liabilities Result 1 [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	1,070,196	1,847,863	2,502,324
Other Operating Revenue One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	629,792	522,746	358,902
Leasing And Rent [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	464,184	374,801	253,049
Fair Value In The Purchase And Sale Of Power [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	5,045	32,747
Income From Rendering Of Services [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	41,891	59,048	91,901
Other Income One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	118,672	56,150	13,952
Gross Operating Revenue One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	29,647,019	30,385,041	31,824,461
Pis Pasep And Cofins One [Member]
IfrsStatementLineItems [Line Items]
(-) Pis/Pasep and Cofins	(2,477,418)	(2,516,317)	(2,532,675)
ICMS VAT [member]
IfrsStatementLineItems [Line Items]
(-) ICMS (VAT)	(2,733,900)	(3,657,564)	(4,822,236)
Service Tax ISSQN [member]
IfrsStatementLineItems [Line Items]
(-) Service tax (ISSQN)	(4,087)	(6,351)	(6,992)
Sectorial Charges One [Member]
IfrsStatementLineItems [Line Items]
(-) Sectorial charges	(2,952,146)	(3,669,468)	(3,486,342)
Net Operating Revenue One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	R$ 21,479,468	R$ 20,535,341	R$ 20,976,216